Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Entity File Number	001-41484
Entity Registrant Name	Triple Flag Precious Metals Corp
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	6795
Entity Tax Identification Number	98-1712746
Entity Address State Or Province	ON
Entity Address, Address Line One	TD Canada Trust Tower
Entity Address, Adress Line Two	161 Bay Street
Entity Address, Address Line Three	Suite 4535
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5J 2S1
City Area Code	416
Local Phone Number	304-9741
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	TFPM
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	155,685,593
Entity Central Index Key	0001829726
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Ontario, Canada
Auditor Firm ID	271
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Triple Flag USA Royalties Ltd.
Entity Address State Or Province	NY
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Adress Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	880-6000